Note 2 - Property and Equipment - Symon (Details) - Property and Equipment Components - Symon (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 1,660,179	$ 5,169,309	$ 4,786,228	$ 4,277,492
Less accumulated depreciation and amortization	(141,571)	(4,206,240)	(3,870,399)	(3,381,866)
Property and equipment, net	1,518,608	963,069	915,829	895,626
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	873,874	2,424,874	2,378,246	2,130,430
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	127,773	646,643	597,262	594,270
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	640,516	1,828,705	1,563,979	1,340,607
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 18,016	$ 269,087	$ 246,741	$ 212,185